ACCOUNT RECEIVABLE AND OTHER RECEIVABLES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 61,315		$ 23,911
Other receivable	88,045	79,221	93,559
Total	$ 149,360	$ 79,221	$ 117,470